Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash and Cash Equivalents
14.
Cash and cash equivalents

Cash and cash equivalents breakdown is presented below:

	2021	2020
Own Balances	227,913	43,684
Merchant Clients Funds	108,284	68,049
	336,197	111,733

As at December 31, 2021, USD 336,197 (USD 111,733 on December 31, 2020) represents cash on hand, demand deposits with financial institutions and other short -term liquid financial instruments.

Own Balances corresponds to cash and cash equivalents of the Group while Merchant Clients Funds corresponds to freely available funds collected from the merchant customers, that can be invested in secure, liquid low-risk assets until they are transferred to the merchants in accordance with the agreed conditions with them.